Schedule H, Line 4i, Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held at End of Year)
Extra Space Management, Inc. 401(k) Plan
Schedule H, Line 4i
Schedule of Assets (Held at End of Year)

December 31, 2025
Employer Identification Number: 87-0405300
Plan Number: 001

(a)	(b)	(c)	(e)
Party in		Description
Interest	Identity of Issue	of Investment	Current Value
*	FID 500 INDEX	Mutual Fund	26,647,592
*	FID FDM IDX 2050 PRM	Mutual Fund	18,181,936
*	FID FDM IDX 2045 PRM	Mutual Fund	18,147,172
*	FID FDM IDX 2040 PRM	Mutual Fund	17,569,213
	JPM LG CAP GROWTH R6	Mutual Fund	14,542,318
*	FID FDM IDX 2055 PRM	Mutual Fund	13,826,516
*	FID FDM IDX 2035 PRM	Mutual Fund	13,199,580
*	FID FDM IDX 2030 PRM	Mutual Fund	12,235,619
*	FID FDM IDX 2060 PRM	Mutual Fund	7,751,360
*	EXTRA SPACE STOCK	Common Stock	6,529,194
	J H ENTERPRISE N	Mutual Fund	6,125,930
*	FID BALANCED	Mutual Fund	5,716,728
*	FID FDM IDX 2025 PRM	Mutual Fund	5,606,565
	AF EUPAC FUND R6	Mutual Fund	5,274,493
	PGIM TOT RET BOND U	Common Collective Trusts	4,114,625
	JPM EQUITY INCOME R6	Mutual Fund	3,962,390
*	FID FDM IDX 2065 PRM	Mutual Fund	3,233,316
*	FID SM CAP IDX	Mutual Fund	3,173,137
	GG G RETIRE INC F35	Common Collective Trusts	3,058,433
	VICTORY S EST VAL R6	Mutual Fund	3,010,708
	CONESTOGA SM CAP IS	Mutual Fund	2,314,587
*	FID INTL INDEX	Mutual Fund	2,030,134
	BROKERAGELINK	Various	1,931,310
*	FID FDM IDX 2020 PRM	Mutual Fund	1,721,756
*	FID MID CAP IDX	Mutual Fund	1,299,278
*	FID FDM IDX 2015 PRM	Mutual Fund	966,342
	PGIM ST CORP BOND R6	Mutual Fund	949,646
	UM BEHAVIORAL VAL R6	Mutual Fund	905,370
	AF NEW WORLD R6	Mutual Fund	568,929
*	FID FRDM IDX RET PRM	Mutual Fund	553,456
	PIM COM REAL RET I	Mutual Fund	453,842
	PIMCO INCOME INST	Mutual Fund	261,624
*	FID FDM IDX 2010 PRM	Mutual Fund	257,049
*	FID FDM IDX 2070 PRM	Mutual Fund	126,533
*	FID GOVT MMKT K6	Mutual Fund	532
*	Outstanding Loan Balance ^		4,819,519
			$211,066,732
* Denotes a party-in-interest as defined by ERISA.
Note: Column (d), cost, has been omitted as all investments are participant directed
^ Loans to participants, at cost, which approximates fair value, at interest rates of 4.25% to 10.25% and maturities ranging from January 2026 to June 2052